Shareholders' Equity (Deficit) (Details Textual) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended			12 Months Ended
	May 16, 2014	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Common Stock	Jun. 30, 2014 Warrant	Apr. 01, 2014 Subsequent Event	Jan. 31, 2014 2013 Notes	Dec. 31, 2013 2013 Notes	Jun. 30, 2014 Private Placement	Jun. 30, 2014 Private Placement 2013 Notes
Stock issued during period, shares, new issues					5,725,327					5,725,327
Sale of stock, price per share										$ 2.34
Proceeds from issuance of private placement										$ 7,600,000
Payments of stock issuance costs					2,263,804					1,365,085
Description on additional warrants issuance to investors											For each dollar that was invested in the 2013 Notes, the Company would issue one-half of one common share purchase warrant for their investment in the private placement transaction for up to 150% of their investment in the 2013 Notes.
Class of warrant or right of warrants or rights expiring period										36 months	36 months
Additional Warrants Issued			562,352
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.89	$ 1.89		$ 2.34
Common Stock, Shares Authorized			200,000,000	200,000,000
Common Stock, Par Or Stated Value Per Share			$ 0.001	$ 0.001
Preferred Stock, Shares Authorized			20,000,000	20,000,000
Preferred Stock, Par Or Stated Value Per Share			$ 0.001	$ 0.001
Stock Issued During Period, Shares, Share-based Compensation, Gross					125,001
Advertising Expenses For Common Stock			404,587
Services Agreement Expenses		500,000					20,000
Adjustments to Additional Paid in Capital, Warrant Issued	$ 690,187		$ 690,187		$ 0	$ 898,719